Condensed Consolidating Financial Information - Condensed Consolidating Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Cash Flows [Abstract]
Net cash provided by operating activities	$ 634.4	$ 502.0	$ 454.6
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired	(48.1)	(985.1)	(694.8)
Purchases of property and equipment	(177.7)	(128.4)	(170.9)
Additions to capitalized software costs	(25.2)	(28.1)	(17.0)
Proceeds from disposal of assets	23.9	4.0	0.2
Proceeds from sale of marketable securities	0.0	12.8	0.0
Purchase of restricted investments	(1.3)	(7.1)	(3.5)
Net change in restricted cash	(15.1)	2.7	6.8
Funding of intercompany note receivable	0.0	0.0
Proceeds from repayment of intercompany note receivable	0.0	0.0
Other	(1.6)	(1.1)	2.3
Net cash provided by investing activities of discontinued operations	0.1	0.5	0.0
Net cash used in investing activities	(245.0)	(1,129.8)	(876.9)
Cash flows from financing activities:
Principal borrowings on term loan facilities	0.0	250.0	450.0
Proceeds from bond issuance	0.0	1,400.0	175.0
Principal payments on debt, including pre-payments	(202.1)	(597.4)	(302.6)
Principal borrowings on intercompany notes payable	0.0	0.0
Principal payments on intercompany notes payable	0.0	0.0
Borrowings on revolving credit facility	335.0	540.0	440.0
Payments on revolving credit facility	(313.0)	(735.0)	(160.0)
Debt amendment and issuance costs	0.0	(31.9)	(6.5)
Principal payments under capital lease obligations	(13.3)	(11.0)	(6.1)
Repurchases of common stock, including fees and expenses	(65.6)	(45.3)	(43.1)
Dividends paid on common stock	(83.8)	(77.2)	(65.8)
Dividends paid on convertible perpetual preferred stock	0.0	(3.1)	(6.3)
Distributions paid to noncontrolling interests of consolidated affiliates	(64.9)	(54.4)	(54.1)
Taxes paid on behalf of employees for shares withheld	(11.6)	(17.2)	(9.7)
Other	8.8	5.2	13.7
Change in intercompany advances	0.0	0.0	0.0
Net cash (used in) provided by financing activities	(410.5)	622.7	424.5
(Decrease) increase in cash and cash equivalents	(21.1)	(5.1)	2.2
Cash and cash equivalents at beginning of year	61.6	66.7	64.5
Cash and cash equivalents at end of year	40.5	61.6	66.7
Supplemental schedule of noncash investing and financing activities:
Preferred stock conversion	0.0	93.2	0.0
Intercompany note activity	0.0	0.0
Equity rollover from a business combination	0.0	0.0	64.5
Eliminating Entries
Consolidated Statements of Cash Flows [Abstract]
Net cash provided by operating activities	0.0	0.0	0.0
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired	0.0	0.0	0.0
Purchases of property and equipment	0.0	0.0	0.0
Additions to capitalized software costs	0.0	0.0	0.0
Proceeds from disposal of assets	0.0	0.0	0.0
Proceeds from sale of marketable securities		0.0
Purchase of restricted investments	0.0	0.0	0.0
Net change in restricted cash	0.0	0.0	0.0
Funding of intercompany note receivable	22.5	2.0
Proceeds from repayment of intercompany note receivable	(52.0)	(24.0)
Other	0.0	0.0	0.0
Net cash provided by investing activities of discontinued operations	0.0	0.0
Net cash used in investing activities	(29.5)	(22.0)	0.0
Cash flows from financing activities:
Principal borrowings on term loan facilities		0.0	0.0
Proceeds from bond issuance		0.0	0.0
Principal payments on debt, including pre-payments	0.0	0.0	0.0
Principal borrowings on intercompany notes payable	(22.5)	(2.0)
Principal payments on intercompany notes payable	52.0	24.0
Borrowings on revolving credit facility	0.0	0.0	0.0
Payments on revolving credit facility	0.0	0.0	0.0
Debt amendment and issuance costs		0.0	0.0
Principal payments under capital lease obligations	0.0	0.0	0.0
Repurchases of common stock, including fees and expenses	0.0	0.0	0.0
Dividends paid on common stock	0.0	0.0	0.0
Dividends paid on convertible perpetual preferred stock		0.0	0.0
Distributions paid to noncontrolling interests of consolidated affiliates	0.0	0.0	0.0
Taxes paid on behalf of employees for shares withheld	0.0	0.0	0.0
Other	0.0	0.0	0.0
Change in intercompany advances	0.0	0.0	0.0
Net cash (used in) provided by financing activities	29.5	22.0	0.0
(Decrease) increase in cash and cash equivalents	0.0	0.0	0.0
Cash and cash equivalents at beginning of year	0.0	0.0	0.0
Cash and cash equivalents at end of year	0.0	0.0	0.0
Supplemental schedule of noncash investing and financing activities:
Preferred stock conversion		0.0
Intercompany note activity	0.0	0.0
Equity rollover from a business combination			0.0
HealthSouth Corporation
Consolidated Statements of Cash Flows [Abstract]
Net cash provided by operating activities	64.7	58.6	32.5
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired	0.0	(954.6)	(674.6)
Purchases of property and equipment	(21.8)	(15.9)	(15.6)
Additions to capitalized software costs	(22.8)	(24.5)	(8.6)
Proceeds from disposal of assets	0.0	0.0	0.0
Proceeds from sale of marketable securities		12.8
Purchase of restricted investments	0.0	0.0	0.0
Net change in restricted cash	0.0	0.0	1.0
Funding of intercompany note receivable	(22.5)	(2.0)
Proceeds from repayment of intercompany note receivable	52.0	24.0
Other	(3.7)	(0.5)	0.0
Net cash provided by investing activities of discontinued operations	0.1	0.5
Net cash used in investing activities	(18.7)	(960.2)	(697.8)
Cash flows from financing activities:
Principal borrowings on term loan facilities		250.0	450.0
Proceeds from bond issuance		1,400.0	175.0
Principal payments on debt, including pre-payments	(198.5)	(595.0)	(298.0)
Principal borrowings on intercompany notes payable	0.0	0.0
Principal payments on intercompany notes payable	0.0	0.0
Borrowings on revolving credit facility	335.0	540.0	440.0
Payments on revolving credit facility	(313.0)	(735.0)	(160.0)
Debt amendment and issuance costs		(31.9)	(6.5)
Principal payments under capital lease obligations	(0.1)	(0.3)	(0.3)
Repurchases of common stock, including fees and expenses	(65.6)	(45.3)	(43.1)
Dividends paid on common stock	(83.8)	(77.2)	(65.8)
Dividends paid on convertible perpetual preferred stock		(3.1)	(6.3)
Distributions paid to noncontrolling interests of consolidated affiliates	0.0	0.0	0.0
Taxes paid on behalf of employees for shares withheld	(11.6)	(17.2)	(9.7)
Other	6.9	2.2	13.7
Change in intercompany advances	264.1	213.7	157.7
Net cash (used in) provided by financing activities	(66.6)	900.9	646.7
(Decrease) increase in cash and cash equivalents	(20.6)	(0.7)	(18.6)
Cash and cash equivalents at beginning of year	41.2	41.9	60.5
Cash and cash equivalents at end of year	20.6	41.2	41.9
Supplemental schedule of noncash investing and financing activities:
Preferred stock conversion		93.2
Intercompany note activity	(11.7)	(183.5)
Equity rollover from a business combination			0.0
Guarantor Subsidiaries
Consolidated Statements of Cash Flows [Abstract]
Net cash provided by operating activities	331.8	218.9	261.6
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired	0.0	0.0	0.0
Purchases of property and equipment	(77.8)	(62.3)	(127.9)
Additions to capitalized software costs	(0.2)	(0.4)	(1.4)
Proceeds from disposal of assets	0.7	3.5	0.1
Proceeds from sale of marketable securities		0.0
Purchase of restricted investments	0.0	0.0	0.0
Net change in restricted cash	0.0	0.0	0.0
Funding of intercompany note receivable	0.0	0.0
Proceeds from repayment of intercompany note receivable	0.0	0.0
Other	(0.2)	(1.9)	(0.8)
Net cash provided by investing activities of discontinued operations	0.0	0.0
Net cash used in investing activities	(77.5)	(61.1)	(130.0)
Cash flows from financing activities:
Principal borrowings on term loan facilities		0.0	0.0
Proceeds from bond issuance		0.0	0.0
Principal payments on debt, including pre-payments	(1.3)	(1.6)	(1.5)
Principal borrowings on intercompany notes payable	0.0	0.0
Principal payments on intercompany notes payable	0.0	0.0
Borrowings on revolving credit facility	0.0	0.0	0.0
Payments on revolving credit facility	0.0	0.0	0.0
Debt amendment and issuance costs		0.0	0.0
Principal payments under capital lease obligations	(5.9)	(4.5)	(2.5)
Repurchases of common stock, including fees and expenses	0.0	0.0	0.0
Dividends paid on common stock	0.0	0.0	0.0
Dividends paid on convertible perpetual preferred stock		0.0	0.0
Distributions paid to noncontrolling interests of consolidated affiliates	0.0	0.0	0.0
Taxes paid on behalf of employees for shares withheld	0.0	0.0	0.0
Other	0.0	1.5	0.0
Change in intercompany advances	(246.7)	(153.4)	(128.4)
Net cash (used in) provided by financing activities	(253.9)	(158.0)	(132.4)
(Decrease) increase in cash and cash equivalents	0.4	(0.2)	(0.8)
Cash and cash equivalents at beginning of year	1.2	1.4	2.2
Cash and cash equivalents at end of year	1.6	1.2	1.4
Supplemental schedule of noncash investing and financing activities:
Preferred stock conversion		0.0
Intercompany note activity	0.0	0.0
Equity rollover from a business combination			0.0
Non-Guarantor Subsidiaries
Consolidated Statements of Cash Flows [Abstract]
Net cash provided by operating activities	237.9	224.5	160.5
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired	(48.1)	(30.5)	(20.2)
Purchases of property and equipment	(78.1)	(50.2)	(27.4)
Additions to capitalized software costs	(2.2)	(3.2)	(7.0)
Proceeds from disposal of assets	23.2	0.5	0.1
Proceeds from sale of marketable securities		0.0
Purchase of restricted investments	(1.3)	(7.1)	(3.5)
Net change in restricted cash	(15.1)	2.7	5.8
Funding of intercompany note receivable	0.0	0.0
Proceeds from repayment of intercompany note receivable	0.0	0.0
Other	2.3	1.3	3.1
Net cash provided by investing activities of discontinued operations	0.0	0.0
Net cash used in investing activities	(119.3)	(86.5)	(49.1)
Cash flows from financing activities:
Principal borrowings on term loan facilities		0.0	0.0
Proceeds from bond issuance		0.0	0.0
Principal payments on debt, including pre-payments	(2.3)	(0.8)	(3.1)
Principal borrowings on intercompany notes payable	22.5	2.0
Principal payments on intercompany notes payable	(52.0)	(24.0)
Borrowings on revolving credit facility	0.0	0.0	0.0
Payments on revolving credit facility	0.0	0.0	0.0
Debt amendment and issuance costs		0.0	0.0
Principal payments under capital lease obligations	(7.3)	(6.2)	(3.3)
Repurchases of common stock, including fees and expenses	0.0	0.0	0.0
Dividends paid on common stock	0.0	0.0	0.0
Dividends paid on convertible perpetual preferred stock		0.0	0.0
Distributions paid to noncontrolling interests of consolidated affiliates	(64.9)	(54.4)	(54.1)
Taxes paid on behalf of employees for shares withheld	0.0	0.0	0.0
Other	1.9	1.5	0.0
Change in intercompany advances	(17.4)	(60.3)	(29.3)
Net cash (used in) provided by financing activities	(119.5)	(142.2)	(89.8)
(Decrease) increase in cash and cash equivalents	(0.9)	(4.2)	21.6
Cash and cash equivalents at beginning of year	19.2	23.4	1.8
Cash and cash equivalents at end of year	18.3	19.2	23.4
Supplemental schedule of noncash investing and financing activities:
Preferred stock conversion		0.0
Intercompany note activity	$ 11.7	$ 183.5
Equity rollover from a business combination			$ 64.5